Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Reconciliation of income tax expense

As at December 31, 2013, Deferred and receivable income taxes include a net deferred income tax asset of $74 million ($43 million as at December 31, 2012) and an income tax receivable of $63 million (nil as at December 31, 2012).

       The Company's consolidated effective income tax rate differs from the Canadian, or domestic, statutory Federal tax rate. The effective tax rate is affected by recurring items such as tax rates in provincial, U.S. federal, state and other foreign jurisdictions and the proportion of income earned in those jurisdictions. The effective tax rate is also affected by discrete items such as income tax rate enactments and lower tax rates on capital dispositions that may occur in any given year. The following table provides a reconciliation of income tax expense:

In millions	Year ended December 31,	2013	2012	2011

Federal tax rate		15.0%	15.0%	16.5%

Income tax expense at the statutory Federal tax rate		$(538)	$(549)	$(554)

Income tax recovery (expense) resulting from:
Provincial and foreign taxes		(423)	(425)	(360)
Deferred income tax adjustments due to rate enactments		(24)	(35)	(40)
Gain on disposals		9	44	62
Other (1)		(1)	(13)	(7)
Income tax expense		$(977)	$(978)	$(899)
Cash payments for income taxes		$890	$289	$482
(1)	Comprises of adjustments relating to the resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, and other items.

Tax information on a domestic and foreign basis

       The following table provides tax information on a domestic and foreign basis:

In millions	Year ended December 31,	2013	2012	2011

Income before income taxes
Domestic		$2,445	$2,656	$2,464
Foreign		1,144	1,002	892
		$3,589	$3,658	$3,356

Current income tax expense
Domestic		$(404)	$(314)	$(340)
Foreign		(242)	(213)	(28)
		$(646)	$(527)	$(368)

Deferred income tax expense
Domestic		$(279)	$(370)	$(288)
Foreign		(52)	(81)	(243)
		$(331)	$(451)	$(531)

Significant components of deferred income tax assets and liabilities

The following table provides the significant components of deferred income tax assets and liabilities:

In millions	December 31,	2013	2012

Deferred income tax assets
Pension liability		$89	$149
Personal injury and legal claims		64	64
Environmental and other reserves		171	130
Other postretirement benefits liability		77	80
Net operating losses and tax credit carryforwards (1)		19	4
Total deferred income tax assets		420	427
Deferred income tax liabilities
Properties		6,232	5,686
Net pension asset		438	-
Other		213	253
Total deferred income tax liabilities		6,883	5,939
Total net deferred income tax liability		$6,463	$5,512

Total net deferred income tax liability
Domestic		$2,920	$2,267
Foreign		3,543	3,245
		$6,463	$5,512
Total net deferred income tax liability		$6,463	$5,512
Net current deferred income tax asset		74	43
Net noncurrent deferred income tax liability		$6,537	$5,555
(1)	Net operating losses and tax credit carryforwards will expire between the years 2014 and 2033.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions

The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions:

In millions	Year ended December 31,	2013	2012	2011

Gross unrecognized tax benefits at beginning of year		$36	$46	$57
Increases for:
Tax positions related to the current year		2	1	1
Tax positions related to prior years		4	3	11

Decreases for:
Tax positions related to prior years		(4)	-	-
Settlements		(8)	(13)	(21)
Lapse of the applicable statute of limitations		-	(1)	(2)
Gross unrecognized tax benefits at end of year		$30	$36	$46
Adjustments to reflect tax treaties and other arrangements		(5)	(6)	(11)
Net unrecognized tax benefits at end of year		$25	$30	$35